Financing Charges	12 Months Ended
Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Financing Charges
FINANCING CHARGES

Year ended December 31 (millions of dollars)	2018	2017
Interest on long-term debt	447	450
Interest on convertible debentures	62	24
Interest on short-term notes	14	6
Unrealized loss (gain) on foreign exchange contract (Note 17)	(25)	3
Other	21	14
Less: Interest capitalized on construction and development in progress	(53)	(56)
Interest earned on cash and cash equivalents	(7)	(2)
	459	439